Related Party Transactions - Summary of Due From/Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Ningbo Nuannuan [member]
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 2,940
Hainan Huiliu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 18,887	$ 2,931